Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000086266 [Member]
Shareholder Report [Line Items]
Fund Name	Private Capital Management Value Fund
Class Name	Class I
Trading Symbol	VFPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Private Capital Management Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://pcmvaluefund.com/fund‑prospectus‑and‑documents/. You can also request this information by contacting us at (888) 568‑1267.
Additional Information Phone Number	(888) 568‑1267
Additional Information Website	https://pcmvaluefund.com/fund‑prospectus‑and‑documents/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Capital Management Value Fund (Class I / VFPIX)	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month period ended April 30, 2026 (the “Reporting Period”), the Private Capital Management Value Fund (VFPIX) returned 14.3% – a solid result that nevertheless lagged the returns posted by the Russell 1000® Equal Weight Index and the small-cap Russell 2000® Index as reflected in the table that follows.
As Fund investors are aware, VFPIX’s annual returns generally do not closely correspond with benchmark results. Rather than seeking to replicate benchmark returns – which is the mandate for “passive” investments – VFPIX seeks to outperform its passive benchmark over multiyear periods by building a portfolio the Fund management team believes offers strong return potential and defensive characteristics. We pursue this goal through a high conviction, small-cap portfolio generally comprised of up to 35 investments. The underlying research is proprietary and seeks to understand our companies’ fundamentals, financials, and operational leadership teams. By investing in businesses trading at material discounts to their intrinsic value along with a 3+ year time horizon to see fair value recognized, we are able to focus on long-term, tax-efficient outcomes. Demonstrating the value of the Fund’s investment discipline, VFPIX outperforms both the Russell 1000® Equal Weight Index and the Russell 2000® Index over the trailing 5-year and trailing 10-year periods concluding April 30, 2026.
VFPIX’s process and portfolio should appeal to patient investors who are willing to accept benchmark variance in exchange for the potential to see material long-term excess returns. The Fund will frequently maintain more than 50% of its invested capital in its top 10 positions, which means that each investment has the capacity to be impactful to overall Fund results. From a diversification perspective, the Fund concluded the Reporting Period with portfolio investments spread across eight investment sectors, including most prominently Financials, Health Care, Consumer Discretionary, Industrials, Communication Services, and Information Technology. The Fund’s most significant sector contributors over the Reporting Period were Financials (5.6%), Health Care (5.6%) and Consumer Discretionary (4.1%), while its largest detracting sectors were Communication Services (-3.2%), and Information Technology (-1.8%).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Private Capital Management Value Fund’s Class I Shares vs. the Russell 1000® Equal Weight Index and the Russell 2000® Index.
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class I	14.26%	9.84%	11.79%
Russell 1000® Equal Weight Index	29.29%	7.41%	10.84%
Russell 2000® Index	44.41%	5.75%	10.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 68,344,489
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 514,634
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$68,344,489
Total number of portfolio holdings	30
Total advisory fee paid, net	$514,634
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
SECTOR ALLOCATION*
Financials	26.1%
Health Care	15.1%
Communication Services	11.8%
Industrials	11.1%
Information Technology	10.3%
Consumer Discretionary	9.1%
Energy	3.9%
Real Estate	2.4%
Short-Term Investment	10.3%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%
*
The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a small number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, at times the Fund’s holdings profile may approximate a portfolio of securities with percentage weightings typically associated with a non-diversified fund.

Material Fund Change [Text Block]	Material Fund Changes During the Period During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with accountants.